CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDER'S DEFICIT (Parenthetical) - shares	3 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Sale of private placement shares	279,465
Sale of private placement share	768,529
Founder Shares Released From Forfeiture Upon Exercise Of Over allotment Option			750,000
Over-Allotment Option [Member]
Founder Shares Subject To For feiture		750,000	750,000